Estimated Future Benefit Expected Payments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2017	$ 14.2
2018	15.6
2019	17.4
2020	18.5
2021	21.4
Years 2022-2026	139.7
Non-U.S. Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2017		$ 7.3
2018		8.2
2019		9.1
2020		9.2
2021		10.3
Years 2022-2026		$ 59.6
Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
2017	0.5
2018	0.5
2019	0.6
2020	0.7
2021	0.7
Years 2022-2026	$ 4.4